Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTEREST INCOME
Interest and fees on loans	$ 46,596	$ 41,854	$ 41,267
Interest on investment securities:
Taxable	3,025	3,238	3,554
Nontaxable	657	521	681
Federal funds sold, other interest-bearing deposits, and certificates of deposit	267	80	38
Dividends on other securities	390	317	216
Total interest income	50,935	46,010	45,756
Interest on deposits:
Savings, interest checking and money market	2,329	1,159	970
Time deposits	2,224	1,907	1,957
Interest on federal funds purchased and securities sold under agreements to repurchase	113	64	56
Interest on Federal Home Loan Bank advances	1,590	1,038	723
Interest on subordinated notes	1,751	1,495	1,293
Total interest expense	8,007	5,663	4,999
Net interest income	42,928	40,347	40,757
Provision for loan losses	1,765	1,425	250
Net interest income after provision for loan losses	41,163	38,922	40,507
NON-INTEREST INCOME
Service charges and other fees	3,437	3,400	3,477
Bank card income and fees	2,614	2,547	2,455
Trust department income	1,137	952	929
Real estate servicing fees, net	740	325	573
Gain on sale of mortgage loans, net	770	851	1,386
Gain on sale of investment securities	5	602	8
Other	252	240	338
Total non-interest income	8,955	8,917	9,166
NON-INTEREST EXPENSE
Salaries and employee benefits	21,779	20,850	20,792
Occupancy expense, net	2,782	2,751	2,792
Furniture and equipment expense	2,683	1,783	1,844
Processing, network, and bank card expense	3,643	3,309	3,363
Legal, examination, and professional fees	1,308	1,301	1,321
FDIC insurance assessment	478	567	867
Advertising and promotion	1,255	1,083	1,111
Postage, printing, and supplies	991	1,054	1,120
Real estate foreclosure expense (gains), net	402	370	(223)
Other	3,481	3,739	3,507
Total non-interest expense	38,802	36,807	36,494
Income before income taxes	11,316	11,032	13,179
Income tax expense	7,902	3,750	4,580
Net income	$ 3,414	$ 7,282	$ 8,599
Basic earnings per share (in dollars per share)	$ 0.59	$ 1.24	$ 1.46
Diluted earnings per share (in dollars per share)	$ 0.59	$ 1.24	$ 1.46